COST OF REVENUE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COST OF REVENUE

NOTE 18 – COST OF REVENUE

Cost of revenue incurred during the years ended December 31 are comprised of the following:

	December 31, 2025	December 31, 2024	December 31, 2023
Salaries and benefits	$638,518	$641,547	$636,497
Subcontractors expense (recovery)	72,895	168,067	366
Software and other	35,081	37,339	39,944
Depreciation	1,654	1,184	1,498
	$748,148	$848,137	$678,305